Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (17.3%)
Alphabet, Inc. - Class A *	17,337	48,220
Alphabet, Inc. - Class C *	14,821	41,395
Meta Platforms, Inc. - Class A *	244,093	54,276
Netflix, Inc. *	65,903	24,687
The Walt Disney Co. *	288,859	39,620

Total		208,198

Consumer Discretionary (15.0%)
Alibaba Group Holding, Ltd., ADR *	154,201	16,777
Amazon.com, Inc. *	24,678	80,449
Starbucks Corp.	256,041	23,292
Tesla, Inc. *	35,592	38,354
Yum China Holdings, Inc.	168,708	7,008
Yum! Brands, Inc.	125,528	14,879

Total		180,759

Consumer Staples (2.7%)
Monster Beverage Corp. *	408,118	32,609

Total		32,609

Financials (3.1%)
FactSet Research Systems, Inc.	47,799	20,752

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
SEI Investments Co.	272,296	16,395

Total		37,147

Health Care (16.5%)
Illumina, Inc. *	76,729	26,809
Intuitive Surgical, Inc. *	50,414	15,209
Novartis AG, ADR	373,657	32,788
Novo Nordisk A/S, ADR	136,337	15,140
Regeneron Pharmaceuticals, Inc. *	56,378	39,376
Roche Holding AG, ADR	613,512	30,314
Vertex Pharmaceuticals, Inc. *	146,179	38,148

Total		197,784

Industrials (8.6%)
The Boeing Co. *	278,146	53,265
Deere & Co.	76,022	31,584
Expeditors International of Washington, Inc.	178,896	18,455

Total		103,304

Information Technology (36.6%)
Autodesk, Inc. *	182,920	39,209
Block, Inc. - Class A *	135,821	18,417
Microsoft Corp.	197,903	61,015
NVIDIA Corp.	303,050	82,690
Oracle Corp.	620,386	51,324

Common Stocks (99.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
PayPal Holdings, Inc. *	156,561	18,106
QUALCOMM, Inc.	173,844	26,567
salesforce.com, Inc. *	191,304	40,618
Shopify, Inc. *	26,171	17,691
Visa, Inc. - Class A	311,515	69,085
Workday, Inc. - Class A *	63,729	15,261

Total		439,983

Total Common Stocks (Cost: $689,510)		1,199,784

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	8,349,706	8,350

Total		8,350

Total Short-Term Investments (Cost: $8,350)		8,350

Total Investments (100.5%) (Cost: $697,860)@		1,208,134

Other Assets, Less Liabilities (-0.5%)		(5,463)

Net Assets (100.0%)		1,202,671

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $697,860 and the net unrealized appreciation of investments based on that cost was $510,274 which is comprised of $520,767 aggregate gross unrealized appreciation and $10,493 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$1,199,784	$—	$—

Short-Term Investments	8,350	—	—

Total Assets:	$1,208,134	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand